Fair Value Measures - Balance Sheet Grouping (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Financial assets		$ 0	$ 2,368
Total financial assets	$ 579,430	114,716	512,605
Financial liabilities:
Total financial liabilities	698	200,089	527,047
Level 1 | Money market funds | Cash and cash equivalents
Financial assets:
Financial assets	55,508	2,411	87,258
Level 1 | Money market funds | Restricted cash and cash equivalents, current
Financial assets:
Financial assets	518,199	24,185	42,940
Level 1 | Money market funds | Restricted cash and cash equivalents, non-current
Financial assets:
Financial assets	0	56,250	206,846
Level 2
Financial liabilities:
Power purchase agreements	271	0
Level 2 | Certificates of deposit
Financial assets:
Financial assets	0	29,308	171,734
Level 2 | Foreign exchange forward contracts
Financial assets:
Derivative assets	2,279	0
Level 3
Financial assets:
Derivative assets	3,444	2,562	1,459
Financial liabilities:
Power purchase agreements	427	444	0
Warrant liabilities	$ 0	$ 199,645	$ 70,930